SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (Details 2)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Parents [Member] USD ($)	Jun. 30, 2013 Parents [Member] CNY	Jun. 30, 2012 Parents [Member] CNY	Jun. 30, 2011 Parents [Member] CNY
Net income (loss)	$ 3,707,392	22,753,758	(47,678,598)	(407,992,772)	$ 2,772,449	17,015,634	(53,557,885)	(411,337,044)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments					(556,826)	(3,417,467)	(3,899,857)	(36,155,598)
Reclassification adjustment upon impairment	940,017	5,769,262	0	0	940,017	5,769,262	0	0
Disposal of subsidiaries	0	0	0	18,301,552	0	0	0	18,301,552
Unrealized loss on available-for-sale					(298,308)	(1,830,837)	(810,425)	(12,523,254)
Total comprehensive income (loss)	$ 3,792,276	23,274,716	(52,388,880)	(438,370,072)	$ 2,857,332	17,536,592	(58,268,167)	(441,714,344)